Cover	Nov. 03, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	001-16174
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Entity Central Index Key	0000818686
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	400 Interpace Parkway, #3
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	658-0301
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value NIS 0.1 per share
Trading Symbol	TEVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false